Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 253,922	$ 167,319	$ 205,104
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	7,955	45,379	18,843
Specific reserve, other real estate owned	2,655	1,539	322
Depreciation of bank premises and equipment	25,028	28,318	28,270
Loss (gain) on sale of bank premises and equipment	601	(40)	(237)
Gain on sale of other real estate owned	(170)	(892)	(1,470)
Accretion of investment securities discounts	(702)	(500)	(428)
Amortization of investment securities premiums	36,380	39,039	20,549
Investment securities transactions, net	16	5	12
Unrealized loss (gain) on equity securities with readily determinable fair values	123	(107)	(158)
Proceeds from settlements of claims	2,870
Stock based compensation expense	506	743	980
(Earnings) losses from affiliates and other investments	(68,034)	74	(3,914)
Deferred income taxes	3,542	(3,122)	3,309
Decrease (increase) in accrued interest receivable	7,288	(1,261)	183
Decrease in other assets	25,220	42,571	8,043
(Decrease) increase in other liabilities	(5,519)	(13,932)	32,157
Net cash provided by operating activities	291,681	305,133	311,565
Investing activities:
Proceeds from maturities of securities	1,200	1,075
Proceeds from sales and calls of available for sale securities	5,890	42,350	94,585
Purchases of available for sale securities	(2,856,135)	(1,819,814)	(893,301)
Principal collected on mortgage backed securities	1,612,679	2,058,626	882,479
Net decrease (increase) in loans	309,575	(647,213)	(375,621)
Purchases of other investments	(61,783)	(44,447)	(52,795)
Distributions from other investments	63,356	64,860	44,919
Purchases of bank premises and equipment	(10,390)	(6,725)	(29,590)
Proceeds from sales of bank premises and equipment	11,446	904	1,861
Proceeds from sales of other real estate owned	8,273	6,679	9,405
Net cash used in investing activities	(915,889)	(343,705)	(318,058)
Financing activities:
Net increase in non-interest bearing demand deposits	1,122,712	1,169,909	91,065
Net increase (decrease) in savings and interest bearing demand deposits	738,043	584,676	(408)
Net increase in time deposits	35,262	141,241	38,832
Net increase in securities sold under repurchase agreements	11,524	191,612	6,547
Net decrease in other borrowed funds	(189)	(190,184)	(79,154)
Redemption of long-term debt			(25,774)
Purchase of treasury stock	(716)	(48,878)	(17,845)
Proceeds from stock transactions	2,414	542	1,923
Payments of cash dividends	(72,838)	(69,928)	(68,670)
Net cash provided by (used in) financing activities	1,836,212	1,778,990	(53,484)
Increase (decrease) in cash and cash equivalents	1,212,004	1,740,418	(59,977)
Cash and cash equivalents at beginning of period	1,997,238	256,820	316,797
Cash and cash equivalents at end of period	3,209,242	1,997,238	256,820
Supplemental cash flow information:
Interest paid	29,007	41,975	56,728
Income taxes paid	47,394	34,826	44,089
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	$ 16,388	4,526	22,015
Establishment of lease liability and right-of-use asset			$ 6,171
Net transfers from bank premises and equipment to other assets		$ 4,260